Taxation - Deferred Tax Liability (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Short term timing differences	$ 0	$ 29,650
Accelerated capital allowances	(618,385)	(659,596)
Tax losses	484,797	321,635
ROU liabilities	(61,893)	4,562
Net deferred tax liability	$ (195,481)	$ (303,749)